12. Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Note 12. Income Taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income.

Federal income tax expense (benefit) for the years ended December 31 was as follows:

	2013	2012

Currently paid or payable	$1,533,835	$ 92,482
Deferred benefit	(402,748)	(231,970)
Total income tax expense (benefit)	$1,131,087	$(139,488)

Total income tax expense (benefit) differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2013	2012

Computed expense at statutory rates	$2,079,560	$ 1,448,808
Tax exempt interest & BOLI	(388,524)	(379,715)
Disallowed interest	14,661	20,169
Partnership tax credits	(644,668)	(1,260,200)
New markets tax credit amortization expense	101,390	26,177
Other	(31,332)	5,273
	$1,131,087	$ (139,488)

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2013	2012

Depreciation	$ (18,120)	$ (37,653)
Mortgage servicing rights	108,616	(29,859)
Deferred compensation	(18,090)	(22,827)
Bad debts	(254,234)	(249,202)
Non-accrual loan interest	(5,590)	73,065
Limited partnership amortization	27,529	(340,021)
Investment in CFSG Partners	43,864	44,991
Fair value adjustment on acquired premises
and equipment	0	153,862
Core deposit intangible	(92,716)	(115,896)
Loan fair value	(7,165)	(18,031)
Fannie Mae preferred stock write down	0	779,578
Alternative minimum tax	0	59,031
OREO write down	(15,130)	0
Tax credit carryovers	(170,865)	(604,096)
Other	(847)	75,088
Change in deferred tax benefit	$(402,748)	$(231,970)

Listed below are the significant components of the net deferred tax asset at December 31:

	2013	2012

Components of the deferred tax asset:
Bad debts	$1,650,671	$1,396,437
Non-accrual loan interest	32,497	26,907
Deferred compensation	263,127	245,037
Limited partnerships	57,212	84,741
Contingent liability - MPF program	45,042	40,526
OREO write down	15,130	0
Capital leases	73,424	71,041
Tax and rehab credit carryforwards	774,961	604,096
Unrealized loss on securities available-for-sale	24,452	0
Other	28,737	34,789
Total deferred tax asset	$2,965,253	$2,503,574

Components of the deferred tax liability:
Depreciation	242,487	260,607
Mortgage servicing rights	451,887	343,271
Unrealized gain on securities available-for-sale	0	88,482
Investment in CFSG Partners	88,855	44,991
Core deposit intangible	370,866	463,582
Fair value adjustment on acquired loans	47,348	54,513
Total deferred tax liability	1,201,443	1,255,446

Net deferred tax asset	$1,763,810	$1,248,128

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, "Income Taxes", defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2010 through 2012.